CYBER HORNET S&P 500®
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% Shares Fair Value
Communications — 10.06%
Alphabet, Inc., Class A 15,302 $ 5,468,476
Alphabet, Inc., Class C 12,334 4,357,972
AppLovin Corp., Class A
(a)
702 361,691
AT&T, Inc. 18,133 375,353
Booking Holdings, Inc. 2,022 360,401
Charter Communications, Inc., Class A
(a)
218 31,002
Comcast Corp., Class A 9,298 228,266
EchoStar Corp., Class A
(a)
356 36,134
Electronic Arts, Inc. 588 120,564
Fox Corp., Class A 521 27,175
Fox Corp., Class B 363 17,003
GoDaddy, Inc., Class A
(a)
346 29,368
Meta Platforms, Inc., Class A 5,731 3,228,215
Netflix, Inc.
(a)
10,989 784,615
News Corp., Class A 952 23,638
News Corp., Class B 314 8,811
Omnicom Group, Inc. 744 54,186
Paramount Skydance Corp., Class B 823 8,115
Take-Two Interactive Software, Inc.
(a)
454 113,491
T-Mobile US, Inc. 1,214 203,624
Trade Desk, Inc. (The), Class A
(a)
1,114 20,141
VeriSign, Inc. 214 53,834
Verizon Communications, Inc. 10,897 461,379
Walt Disney Co. (The) 4,532 436,205
Warner Bros. Discovery, Inc.
(a)
6,468 172,437
16,982,096
Consumer Discretionary — 9.15%
Airbnb, Inc., Class A
(a)
1,091 156,122
Amazon.com, Inc.
(a)
25,546 6,088,634
Aptiv PLC
(a)
552 33,882
AutoZone, Inc.
(a)
43 137,425
Best Buy Co., Inc. 511 38,775
Builders FirstSource, Inc.
(a)
281 25,144
Carnival Corp Ltd. 3,357 95,909
Carvana Co.
(a)
1,869 123,018
Chipotle Mexican Grill, Inc.
(a)
3,347 113,798
Copart, Inc.
(a)
2,313 65,203
D.R. Horton, Inc. 688 112,062
Darden Restaurants, Inc. 299 61,597
Deckers Outdoor Corp.
(a)
370 36,737
Domino's Pizza, Inc. 80 23,683
DoorDash, Inc., Class A
(a)
988 182,316
eBay, Inc. 1,159 129,518
Expedia Group, Inc. 299 76,508
Ford Motor Co. 10,214 141,975
General Motors Co. 2,353 181,369
Genuine Parts Co. 359 42,355

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Consumer Discretionary — 9.15% - continued
Hasbro, Inc. 351 $ 28,989
Hilton Worldwide Holdings, Inc. 594 196,293
Home Depot, Inc. (The) 2,599 916,615
Las Vegas Sands Corp. 778 35,936
Lennar Corp., Class A 562 50,855
Live Nation Entertainment, Inc.
(a)
413 75,624
Lowe's Companies, Inc. 1,462 322,356
Lululemon Athletica, Inc.
(a)
273 31,171
Marriott International, Inc., Class A 571 211,607
Masco Corp. 526 42,801
McDonald's Corp. 1,854 501,155
MGM Resorts International
(a)
501 23,953
NIKE, Inc., Class B 3,130 128,487
Norwegian Cruise Lines Holdings Ltd.
(a)
1,198 25,290
NVR, Inc.
(a)
7 47,694
O'Reilly Automotive, Inc.
(a)
2,163 199,191
PulteGroup, Inc. 497 68,193
Ralph Lauren Corp. 101 40,542
Ross Stores, Inc. 841 179,007
Royal Caribbean Group 651 206,712
Starbucks Corp. 2,974 303,914
Tapestry, Inc. 527 77,142
Tesla, Inc.
(a)
7,347 3,090,148
TJX Companies, Inc. (The) 2,886 437,228
TKO Group Holdings, Inc. 164 33,015
Tractor Supply Co. 1,369 43,274
Ulta Beauty, Inc.
(a)
114 51,412
Williams-Sonoma, Inc. 307 71,562
Wynn Resorts Ltd. 219 21,263
Yum! Brands, Inc. 719 114,939
15,442,398
Consumer Staples — 4.56%
Altria Group, Inc. 4,358 313,558
Archer-Daniels-Midland Co. 1,258 96,111
Brown-Forman Corp., Class B 439 11,699
Bunge Global SA 354 37,782
Casey's General Stores, Inc. 96 76,300
Church & Dwight Co., Inc. 618 59,872
Clorox Co. (The) 316 30,159
Coca-Cola Co. (The) 10,105 821,233
Colgate-Palmolive Co. 2,088 191,428
Conagra Brands, Inc. 1,249 16,812
Constellation Brands, Inc., Class A 364 50,629
Costco Wholesale Corp. 1,158 1,083,274
Dollar General Corp. 575 66,188
Dollar Tree, Inc.
(a)
473 57,209
Estee Lauder Companies, Inc. (The), Class A 645 50,923

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Consumer Staples — 4.56% - continued
General Mills, Inc. 1,393 $ 48,476
Hershey Co. (The) 387 67,899
Hormel Foods Corp. 761 18,888
J.M. Smucker Co. (The) 278 31,275
Kenvue, Inc. 5,010 95,741
Keurig Dr Pepper, Inc. 3,551 116,224
Kimberly-Clark Corp. 866 95,061
Kraft Heinz Co. (The) 2,228 52,626
Kroger Co. (The) 1,480 82,184
McCormick & Co., Inc., Non-Voting Shares 663 33,428
Molson Coors Brewing Co., Class B 419 16,324
Mondelez International, Inc., Class A 3,350 193,764
Monster Beverage Corp.
(a)
1,863 179,072
PepsiCo, Inc. 3,567 482,972
Philip Morris International, Inc. 4,067 735,761
Procter & Gamble Co. (The) 6,077 891,131
Sysco Corp. 1,248 104,308
Target Corp. 1,185 154,773
Tyson Foods, Inc., Class A 736 42,136
Walmart, Inc. 11,441 1,295,809
7,701,029
Energy — 3.01%
APA Corp. 922 30,030
Baker Hughes Co., Class A 2,589 143,690
Chevron Corp. 4,885 809,738
ConocoPhillips 3,179 330,489
Devon Energy Corp. 3,009 124,332
Diamondback Energy, Inc. 507 89,120
EOG Resources, Inc. 1,390 180,325
EQT Corp. 1,632 86,773
Expand Energy Corp. 624 56,903
Exxon Mobil Corp. 10,817 1,478,899
First Solar, Inc.
(a)
280 66,069
Halliburton Co. 2,180 74,011
Kinder Morgan, Inc. 5,109 163,335
Marathon Petroleum Corp. 762 194,821
Occidental Petroleum Corp. 1,895 92,040
ONEOK, Inc. 1,644 142,929
Phillips 66 1,046 176,826
Schlumberger Ltd. 3,902 181,404
Targa Resources Corp. 560 150,158
Texas Pacific Land Corp. 151 66,084
Valero Energy Corp. 775 201,841
Williams Companies, Inc. (The) 3,192 237,293
5,077,110
Financials — 11.45%
Aflac, Inc. 1,195 140,114

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Financials — 11.45% - continued
Allstate Corp. (The) 672 $ 159,896
American Express Co. 1,389 469,829
American International Group, Inc. 1,384 103,150
Ameriprise Financial, Inc. 235 107,809
Aon PLC, Class A 557 184,751
Apollo Asset Management, Inc., Class A 1,204 142,445
Arch Capital Group Ltd.
(a)
908 88,130
Ares Management Corp., Class A 550 61,221
Arthur J. Gallagher & Co. 670 153,812
Assurant, Inc. 129 34,640
Bank of America Corp. 17,038 970,825
Bank of New York Mellon Corp. (The) 1,791 258,997
Berkshire Hathaway, Inc., Class B
(a)
4,784 2,393,865
BlackRock, Inc. 377 362,508
Blackstone Group L.P. (The), Class A 1,939 228,162
Brown & Brown, Inc. 761 48,818
Capital One Financial Corp. 1,624 325,807
Cboe Global Markets, Inc. 273 66,249
Charles Schwab Corp. (The) 4,266 393,623
Chubb Ltd. 941 320,636
Cincinnati Financial Corp. 404 74,797
Citigroup, Inc. 4,451 622,962
Citizens Financial Group, Inc. 1,104 77,357
CME Group, Inc. 946 208,905
Coinbase Global, Inc., Class A
(a)
580 84,790
ERIE Indemnity Co., Class A 66 15,824
Everest Re Group, Ltd. 103 36,795
Fifth Third Bancorp 2,365 133,315
Franklin Resources, Inc. 800 26,616
Globe Life, Inc. 203 36,272
Goldman Sachs Group, Inc. (The) 770 778,755
Hartford Insurance Group, Inc. (The) 715 94,752
Huntington Bancshares, Inc. 5,290 93,792
Interactive Brokers Group, Inc., Class A 1,163 101,228
Intercontinental Exchange, Inc. 1,476 181,710
Invesco Ltd. 1,157 30,533
JPMorgan Chase & Co. 6,993 2,289,018
KeyCorp 2,405 55,435
KKR & Co., Inc. 1,804 165,571
Loews Corp. 440 49,812
M&T Bank Corp. 382 90,920
Marsh & McLennan Companies, Inc. 1,257 209,504
MasterCard, Inc., Class A 2,106 1,081,641
MetLife, Inc. 1,410 119,300
Moody's Corp. 392 177,545
Morgan Stanley 3,128 653,877
MSCI, Inc. 190 106,408

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Financials — 11.45% - continued
Nasdaq, Inc. 1,166 $ 91,904
Northern Trust Corp. 483 83,965
PNC Financial Services Group, Inc. (The) 1,048 258,039
Principal Financial Group, Inc. 513 55,291
Progressive Corp. (The) 1,525 333,136
Prudential Financial, Inc. 906 97,785
Raymond James Financial, Inc. 453 68,870
Regions Financial Corp. 2,227 67,255
Robinhood Markets, Inc., Class A
(a)
2,065 207,078
S&P Global, Inc. 791 322,143
State Street Corp. 722 122,451
Synchrony Financial 878 66,772
T. Rowe Price Group, Inc. 559 63,553
Travelers Companies, Inc. (The) 555 183,217
Truist Financial Corp. 3,251 161,965
U.S. Bancorp 4,051 244,680
Visa, Inc., Class A 4,331 1,485,923
W.R. Berkley Corp. 767 54,097
Wells Fargo & Co. 7,986 659,963
Willis Towers Watson PLC 246 64,297
19,305,105
Health Care — 8.82%
Abbott Laboratories 4,545 412,413
AbbVie, Inc. 4,611 1,160,311
Agilent Technologies, Inc. 737 97,896
Align Technology, Inc.
(a)
174 29,347
AmerisourceBergen Corp. 508 143,754
Amgen, Inc. 1,408 509,865
Baxter International, Inc. 1,348 28,739
Becton, Dickinson and Co. 719 108,806
Biogen, Inc.
(a)
385 83,183
Bio-Techne Corp. 409 28,896
Boston Scientific Corp.
(a)
3,879 165,556
Bristol-Myers Squibb Co. 5,329 307,057
Cardinal Health, Inc. 611 145,149
Centene Corp.
(a)
1,224 78,569
Charles River Laboratories International, Inc.
(a)
126 28,576
Cigna Group (The) 690 190,219
Cooper Companies, Inc. (The)
(a)
509 36,500
CVS Health Corp. 3,330 344,489
Danaher Corp. 1,644 313,149
DaVita, Inc.
(a)
84 18,688
DexCom, Inc.
(a)
1,007 67,821
Edwards LifeSciences Corp.
(a)
1,503 135,961
Elevance Health, Inc. 567 219,276
Eli Lilly & Co. 2,064 2,475,623
GE HealthCare Technologies, Inc. 1,187 75,980

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Health Care — 8.82% - continued
Gilead Sciences, Inc. 3,240 $ 409,342
HCA Healthcare, Inc. 405 157,905
Henry Schein, Inc.
(a)
253 21,131
Humana, Inc. 313 124,330
IDEXX Laboratories, Inc.
(a)
206 108,447
Incyte Corp.
(a)
438 49,652
Insulet Corp.
(a)
181 27,557
Intuitive Surgical, Inc.
(a)
924 367,456
IQVIA Holdings, Inc.
(a)
436 84,244
Johnson & Johnson 6,282 1,595,439
Labcorp Holdings, Inc. 214 59,920
McKesson Corp. 314 237,258
Medtronic PLC 3,350 262,071
Merck & Co., Inc. 6,445 828,183
Mettler-Toledo International, Inc.
(a)
53 67,708
Moderna, Inc.
(a)
922 64,568
PerkinElmer, Inc. 291 32,377
Pfizer, Inc. 14,873 358,142
Quest Diagnostics, Inc. 289 61,254
Regeneron Pharmaceuticals, Inc. 261 162,744
ResMed, Inc. 379 73,860
Solventum Corp.
(a)
384 29,626
STERIS PLC 256 53,906
Stryker Corp. 900 283,356
Thermo Fisher Scientific, Inc. 970 486,320
UnitedHealth Group, Inc. 2,370 985,042
Universal Health Services, Inc., Class B 139 20,668
Vertex Pharmaceuticals, Inc.
(a)
662 328,835
Viatris, Inc. 3,039 48,259
Waters Corp.
(a)
256 96,010
West Pharmaceutical Services, Inc. 184 66,056
Zimmer Biomet Holdings, Inc. 505 43,475
Zoetis, Inc., Class A 1,094 78,615
14,879,579
Industrials — 8.97%
3M Co. 1,361 220,360
A.O. Smith Corp. 292 18,314
Allegion PLC 224 31,470
AMETEK, Inc. 598 144,680
Amphenol Corp., Class A 3,210 565,987
Axon Enterprise, Inc.
(a)
210 117,728
Boeing Co. (The)
(a)
2,057 445,279
Carrier Global Corp. 2,037 149,414
Caterpillar, Inc. 1,202 1,280,010
CH Robinson Worldwide, Inc. 308 58,009
Cintas Corp. 887 150,861
Comfort Systems USA, Inc. 92 182,339

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Industrials — 8.97% - continued
CSX Corp. 4,849 $ 230,473
Cummins, Inc. 360 256,755
Deere & Co. 656 416,120
Delta Air Lines, Inc. 1,705 159,690
Dover Corp. 351 78,722
Eaton Corp. PLC 1,013 431,660
EMCOR Group, Inc. 116 96,266
Emerson Electric Co. 1,462 209,285
Expeditors International of Washington, Inc. 341 55,576
Fastenal Co. 2,996 143,898
FedEx Corp. 573 179,423
Fedex Freight Holding Company, Inc.
(a)
284 42,884
Fortive Corp. 796 48,628
GE Vernova, Inc. 701 823,577
Generac Holdings, Inc.
(a)
154 45,093
General Dynamics Corp. 662 234,507
General Electric Co. 2,723 1,017,667
Honeywell Aerospace, Inc.
(a)
827 182,833
Honeywell International, Inc. 827 185,165
Howmet Aerospace Inc. 1,044 280,690
Hubbell, Inc. 138 72,202
Huntington Ingalls Industries, Inc. 103 28,829
IDEX Corp. 193 43,801
Illinois Tool Works, Inc. 683 184,731
Ingersoll Rand, Inc. 929 76,169
Jacobs Solutions, Inc. 308 38,808
JB Hunt Transport Services, Inc. 194 56,149
Johnson Controls International PLC 1,592 232,607
Keysight Technologies, Inc.
(a)
448 156,831
L3Harris Technologies, Inc. 486 141,227
Lennox International, Inc. 83 47,555
Lockheed Martin Corp., Class B 529 269,504
Nordson Corp. 138 41,633
Norfolk Southern Corp. 586 184,350
Northrop Grumman Corp. 348 177,240
Old Dominion Freight Line, Inc. 478 103,535
Otis Worldwide Corp. 1,001 71,672
PACCAR, Inc. 1,373 164,925
Parker-Hannifin Corp. 329 321,801
Pentair PLC 422 32,351
Quanta Services, Inc. 392 282,256
Republic Services, Inc. 522 111,228
Rockwell Automation, Inc. 290 143,573
Rollins, Inc. 766 31,973
Roper Technologies, Inc. 263 88,997
RTX Corp. 3,514 666,711
Snap-on, Inc. 135 54,324

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Industrials — 8.97% - continued
Southwest Airlines Co. 1,276 $ 65,612
Stanley Black & Decker, Inc. 406 38,213
TE Connectivity PLC 762 153,627
Teledyne Technologies, Inc.
(a)
121 80,695
Textron, Inc. 454 41,645
Trane Technologies PLC 577 283,399
Transdigm Group, Inc. 146 194,478
Trimble, Inc.
(a)
608 31,117
Union Pacific Corp. 1,549 421,328
United Airlines Holdings, Inc.
(a)
847 115,184
United Parcel Service, Inc., Class B 1,948 209,410
United Rentals, Inc. 163 184,661
Veralto Corp. 641 56,844
Verisk Analytics, Inc. 342 61,399
Vertiv Holdings Co., Class A 1,002 335,490
W.W. Grainger, Inc. 113 153,725
Wabtec Corp. 443 119,433
Waste Management, Inc. 964 214,856
Xylem, Inc. 620 73,290
15,142,751
Materials — 1.88%
Air Products & Chemicals, Inc. 581 170,338
Albemarle Corp. 308 41,589
Amcor PLC 1,207 52,323
Avery Dennison Corp. 200 32,470
Ball Corp. 695 43,368
CF Industries Holdings, Inc. 401 43,412
Corteva, Inc. 1,745 147,784
CRH PLC 1,744 186,608
Dow, Inc. 1,881 51,464
DuPont de Nemours, Inc. 357 48,378
Ecolab, Inc. 661 184,161
Freeport-McMoRan, Inc. 3,751 235,900
International Flavors & Fragrances, Inc. 666 52,761
International Paper Co. 1,382 52,654
Linde PLC 1,207 626,361
LyondellBasell Industries N.V., Class A 674 35,486
Martin Marietta Materials, Inc. 157 90,542
Mosaic Co. (The) 829 17,567
Newmont Corp. 2,786 260,213
Nucor Corp. 594 132,313
Packaging Corporation of America 231 55,043
PPG Industries, Inc. 582 70,591
Qnity Electronics, Inc. 546 89,167
Sherwin-Williams Co. (The) 599 206,248
Smurfit WestRock PLC 1,369 63,330
Steel Dynamics, Inc. 354 81,229

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Materials — 1.88% - continued
Vulcan Materials Co. 339 $ 100,008
3,171,308
Real Estate — 1.80%
Alexandria Real Estate Equities, Inc. 409 21,616
American Tower Corp. 1,216 198,902
AvalonBay Communities, Inc. 363 68,494
BXP, Inc. 387 25,662
Camden Property Trust 262 29,996
CBRE Group, Inc., Class A
(a)
764 102,903
Crown Castle International Corp. 1,139 86,256
Digital Realty Trust, Inc. 862 154,798
Equinix, Inc. 257 267,894
Equity Residential 890 60,458
Essex Property Trust, Inc. 168 48,987
Extra Space Storage, Inc. 551 80,060
Federal Realty Investment Trust 205 25,305
Healthpeak Properties, Inc. 1,799 38,499
Host Hotels & Resorts, Inc. 1,662 39,406
Invitation Homes, Inc. 1,426 43,079
Iron Mountain, Inc. 776 98,017
Kimco Realty Corp. 1,760 44,616
Mid-America Apartment Communities, Inc. 304 42,238
Prologis, Inc. 2,433 329,599
Public Storage 412 131,144
Realty Income Corp. 2,433 150,749
Regency Centers Corp. 430 34,288
SBA Communications Corp., Class A 277 48,879
Simon Property Group, Inc. 846 189,208
UDR, Inc. 772 30,818
Ventas, Inc. 1,269 112,687
VICI Properties, Inc. 2,852 75,721
Welltower, Inc. 1,842 418,078
Weyerhaeuser Co. 1,882 45,055
3,043,412
Technology — 37.81%
Accenture PLC, Class A 1,602 199,353
Adobe, Inc.
(a)
1,055 216,296
Advanced Micro Devices, Inc.
(a)
4,255 2,471,772
Akamai Technologies, Inc.
(a)
379 44,802
Analog Devices, Inc. 1,274 505,995
Apple, Inc. 38,328 11,090,590
Applied Materials, Inc. 2,071 1,497,333
Arista Networks, Inc.
(a)
2,695 457,827
Autodesk, Inc.
(a)
551 107,125
Automatic Data Processing, Inc. 1,043 233,579
Block, Inc.
(a)
1,397 106,172
Broadcom, Inc. 12,356 4,667,480

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Technology — 37.81% - continued
Broadridge Financial Solutions, Inc. 302 $ 41,359
Cadence Design Systems, Inc.
(a)
720 270,230
CDW Corp. 333 46,833
Ciena Corp.
(a)
369 181,017
Cisco Systems, Inc. 10,308 1,210,778
Cognizant Technology Solutions Corp., Class A 1,237 47,909
Coherent Corp.
(a)
511 201,574
Corning, Inc. 2,044 522,099
Corpay, Inc.
(a)
171 56,989
CoStar Group, Inc.
(a)
1,066 30,189
Crowdstrike Holdings, Inc., Class A
(a)
664 506,725
Datadog, Inc., Class A
(a)
863 224,691
Dell Technologies, Inc., Class C 755 325,752
Equifax, Inc. 311 49,362
F5, Inc.
(a)
147 61,146
FactSet Research Systems, Inc. 95 21,858
Fair Isaac Corp.
(a)
61 72,882
Fidelity National Information Services, Inc. 1,349 52,449
Fiserv, Inc.
(a)
1,392 68,278
Flex Ltd.
(a)
959 155,425
Fortinet, Inc.
(a)
1,625 249,633
Garmin Ltd. 428 101,667
Gartner, Inc.
(a)
175 22,684
Gen Digital, Inc. 1,438 35,792
Global Payments, Inc. 607 44,044
Hewlett Packard Enterprise Co. 3,463 156,216
HP, Inc. 2,387 52,371
Intel Corp.
(a)
12,329 1,721,498
International Business Machines Corp. 2,453 689,807
Intuit, Inc. 722 188,442
Jabil, Inc. 275 106,007
Jack Henry & Associates, Inc. 185 25,482
KLA Corp. 3,409 1,028,529
Lam Research Corp. 3,264 1,414,389
Leidos Holdings, Inc. 328 33,774
Lumentum Holdings, Inc.
(a)
203 174,186
Marvell Technology, Inc. 2,285 680,679
Microchip Technology, Inc. 1,412 128,774
Micron Technology, Inc. 2,943 3,397,075
Microsoft Corp. 19,385 7,230,993
Monolithic Power Systems, Inc. 128 176,942
Motorola Solutions, Inc. 433 179,821
NetApp, Inc. 515 79,701
Nvidia Corp. 63,206 12,646,890
NXP Semiconductors NV 659 185,199
ON Semiconductor Corp.
(a)
1,023 96,714
Oracle Corp. 4,428 648,923

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Technology — 37.81% - continued
Palantir Technologies, Inc., Class A
(a)
5,992 $ 699,087
Palo Alto Networks, Inc.
(a)
2,116 721,598
Paychex, Inc. 842 82,794
PayPal Holdings, Inc. 2,302 99,400
PTC, Inc.
(a)
301 34,197
Qualcomm, Inc. 2,751 508,357
Salesforce, Inc. 2,135 334,469
SanDisk Corp.
(a)
386 877,660
Seagate Technology PLC 585 564,525
ServiceNow, Inc.
(a)
2,691 267,162
Skyworks Solutions, Inc. 393 26,645
Super Micro Computer, Inc.
(a)
1,318 38,657
Synopsys, Inc.
(a)
500 223,035
Teradyne, Inc. 409 197,891
Texas Instruments, Inc. 2,375 707,916
Tyler Technologies, Inc.
(a)
110 32,171
Uber Technologies, Inc.
(a)
5,312 383,314
Veeva Systems, Inc., Class A
(a)
392 69,568
Western Digital Corp. 899 574,209
Workday, Inc., Class A
(a)
532 65,127
Zebra Technologies Corp., Class A
(a)
124 32,644
63,782,527
Utilities — 2.19%
AES Corp. 1,861 27,282
Alliant Energy Corp. 674 51,419
Ameren Corp. 722 81,615
American Electric Power Co., Inc. 1,420 194,270
American Water Works Co., Inc. 510 67,106
Atmos Energy Corp. 436 75,110
CenterPoint Energy, Inc. 1,707 75,176
CMS Energy Corp. 806 61,659
Consolidated Edison, Inc. 962 106,426
Constellation Energy Corp. 834 207,141
Dominion Energy, Inc. 2,295 156,726
DTE Energy Co. 543 82,737
Duke Energy Corp. 2,034 257,464
Edison International 1,004 74,748
Entergy Corp. 1,195 137,258
Evergy, Inc. 602 52,031
Eversource Energy 981 70,897
Exelon Corp. 2,670 124,475
FirstEnergy Corp. 1,359 64,607
NextEra Energy, Inc. 5,442 477,643
Nisource, Inc. 1,251 59,485
NRG Energy, Inc. 551 80,479
PG&E Corp. 5,747 96,665
Pinnacle West Capital Corp. 316 33,812

CYBER HORNET S&P 500®
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.70% - continued Shares Fair Value
Utilities — 2.19% - continued
PPL Corp. 1,963 $ 71,355
Public Service Enterprise Group, Inc. 1,300 105,508
Sempra Energy 1,706 158,163
Southern Co. (The) 2,942 281,578
Vistra Corp. 827 131,187
WEC Energy Group, Inc. 850 99,255
Xcel Energy, Inc. 1,629 130,809
3,694,086
Total Common Stocks (Cost $84,523,050) 168,221,401
EXCHANGE-TRADED FUNDS — 0.28% Shares Fair Value
SPDR® S&P 500® ETF Trust 630 470,465
Total Exchange-Traded Funds (Cost $461,605) 470,465
RIGHT - 0.00% Shares Fair Value
Sycamore Partners, LLC 1,885 $ 999
TPG, Inc. 587 –
999
Total Right Cost ($–) 999
Total Investments — 99.98% (Cost $84,984,655) 168,692,865
Other Assets in Excess of Liabilities — 0.02% 32,425
NET ASSETS — 100.00% $ 168,725,290
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt